INTANGIBLE ASSETS (Details 1) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Gross cost	€ 4,592	€ 4,592
Accumulated amortization	(4,123)	(3,464)
Impairment losses
Intangible assets	469	1,128
Intangible Assets With Indefinite Useful Lifes [Member]
IfrsStatementLineItems [Line Items]
Gross cost	200	200
Accumulated amortization	(103)	(3)
Impairment losses
Intangible assets	97	197
Service Concessions Arrangements [Member]
IfrsStatementLineItems [Line Items]
Gross cost	200
Accumulated amortization	(103)
Impairment losses
Intangible assets	97
Computer software [member]
IfrsStatementLineItems [Line Items]
Gross cost	4,392	4,392
Accumulated amortization	(4,020)	(3,461)
Impairment losses
Intangible assets	€ 372	931
Service Concession Arrangement [Member]
IfrsStatementLineItems [Line Items]
Gross cost		200
Accumulated amortization		(3)
Impairment losses
Intangible assets		€ 197